Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Increase (Decrease) in other comprehensive income related to employee benefits		$ (231)	$ 1,055	$ (111)	$ 972	$ 1,417
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		97	78	106	254	296
Interest on net defined benefit (asset) liability		(8)	(2)	4	(11)	23
Other		4	4	3	12	9
Defined benefit expense		93	80	113	255	328
Defined contribution expense		32	31	26	93	75
Increase (Decrease) in other comprehensive income related to employee benefits	[1]	(207)	936	(76)	838	1,375
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		6	6	6	17	18
Interest on net defined benefit (asset) liability		12	11	10	35	33
Other		2	(5)		(5)	(4)
Defined benefit expense		20	12	16	47	47
Increase (Decrease) in other comprehensive income related to employee benefits	[1]	$ (24)	$ 119	$ (35)	$ 134	$ 42

[1]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.